Self Insurance Plan - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Casualty Insurance Charge [Line Items]
Other general and administrative	$ 7,275	$ 2,846	$ 18,784	$ 8,316	$ 13,196	$ 21,372	$ 33,132
Medical Claims Expenses [Member]
Casualty Insurance Charge [Line Items]
Other general and administrative					$ 14,600	$ 10,500	$ 8,000